MINERAL PROPERTY INTERESTS (Narrative) (Details)	1 Months Ended	48 Months Ended				1 Months Ended								24 Months Ended
	Dec. 31, 2010 Pinguino Project [Member] USD ($)	Jan. 31, 2008 Pinguino Project [Member] USD ($)	Jan. 31, 2008 Pinguino Project [Member] CAD	Feb. 24, 2004 Pinguino Project [Member] USD ($)	Feb. 24, 2004 Pinguino Project [Member] CAD	Feb. 20, 2004 Condor Project [Member] USD ($)	Feb. 20, 2004 Condor Project [Member] CAD	Jun. 30, 2005 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Feb. 20, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member] USD ($)	Feb. 20, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member] CAD	Feb. 24, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Feb. 23, 2004 Contreras, other Santa Cruz and Rio Negro Projects [Member]	Jun. 30, 2005 Contreras, other Santa Cruz and Rio Negro Projects [Member] Ex-director of the Company [Member]	Jun. 04, 2013 British Columbia Claims [Member] USD ($)	Jun. 04, 2013 British Columbia Claims [Member] CAD	Jun. 07, 2010 British Columbia Claims [Member] USD ($) km ha
Mineral Property, Interest Held				100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%
Payments to Acquire Interest in Joint Venture	$ 815,000	$ 393,390	450,000			$ 7,528	10,000
Net Smelter Royalty				2.00%	2.00%	2.00%	2.00%
Right To Purchase One Half Of Royalty				900,000	1,000,000	900,000	1,000,000
Right To Purchase All Of Royalty				1,800,000	2,000,000	1,800,000	2,000,000
Mineral Property, Shares Issued, Shares								4,999,998			2,499,999	833,333	250,000
Stock Repurchased and Retired During Period, Value									7,528	10,000
Stock Issued During Period, Shares, Treasury Stock Reissued								4,749,998
Area of Land																825
Distance from Merritt BC																25
Land																324
Payments to Acquire Land														$ 11,848	11,791